ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE	12 Months Ended
Dec. 31, 2021
ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE
ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

4.ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

The Company has not yet adopted certain standards, interpretations to existing standards and amendments which have been issued but have an effective date later than December 31, 2021. Many of these updates are not expected to have any significant impact on the Company and are therefore not discussed herein

Amendments to IAS 16 Property, plant and equipment

The IASB has made amendments to IAS 16 Property, plant and equipment, which will be effective for financial years beginning on or after January 1, 2022. Proceeds from selling items before the related item of Property, plant and equipment is available for use should be recognized in profit or loss, together with the costs of producing those items. The Company will therefore need to distinguish between the costs associated with producing and selling items before the item of Property, plant and equipment (pre-production revenue) is available for use and the costs associated with making the item of Property, plant and equipment available for its intended use. For the sale of items that are not part of a company’s ordinary activities, the amendments will require the Company to disclose separately the sales proceeds and related production cost recognized in profit or loss and specify the line items in which such proceeds and costs are included in the statement of loss and comprehensive income. These amendments will have an impact on the Company’s consolidated financial statements. While these amendments will not have retrospective effects upon adoption, any future sales of products and related costs of sales occuring before commercial production is achieved will be recorded in the statement of loss and comprehensive loss.